SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 17, 2023	Mar. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) Segment	Sep. 30, 2022 USD ($)
Nonmonetary Transaction [Line Items]
Number of reporting units | Segment		1						1
Write-down of inventories		$ 0		$ 0					$ 248,073
Monthly lease								3,500
Carrying amount of exchange notes								699,781
Net loss		1,469,139	$ 2,681,652	902,477	$ 1,800,056	$ 4,150,791	$ 2,702,533	6,982,836	5,275,854
Cash used in operating activities						1,562,764	1,249,931	3,374,216	4,456,075
Gain loss on sale of derivatives				$ 1,158,197			$ 1,158,197
Series G and H Warrants [Member]
Nonmonetary Transaction [Line Items]
Issuance of common stock shares | shares				12,019
Fair value of warrants				$ 49,278
Series H Warrant [Member]
Nonmonetary Transaction [Line Items]
Gain loss on sale of derivatives				$ 1,158,197				$ 1,158,197
Reverse Stock Split [Member]
Nonmonetary Transaction [Line Items]
Common shares in ratio	200